Debt issued measured at amortized cost	6 Months Ended
Jun. 30, 2025
Disclosure Of Financial Liabilities [Line Items]
Debt issued measured at amortized cost
Note 15

Debt issued measured at amortized cost

Debt issued measured at amortized cost
USD m 30.6.25 31.3.25 31.12.24
Short-term debt
1
35,306 30,582 30,509
Senior unsecured debt

29,414 30,106 33,416
of which: issued by UBS AG standalone with original maturity greater than one year
29,370 30,071 32,621
Covered bonds 11,479 9,089 8,814
Subordinated debt 673 676 689
of which: eligible as non-Basel III-compliant tier 2 capital instruments
196 205 207
Debt issued through the Swiss central mortgage institutions 30,158 27,378 27,251
Other long-term debt 476 429 424
Long-term debt
2
72,199 67,677 70,595
Total debt issued measured at amortized cost
3,4
107,505 98,259 101,104
1 Debt with an original contractual maturity

of less than one year,

includes mainly certificates of deposit and

commercial paper.

2 Debt with an original contractual

maturity greater than or equal to one

year. The
classification of debt

issued into

short-term and

long-term does

not consider

any early redemption

features.

3 Net of bifurcated

embedded derivatives,

the fair value

of which

was not

material for

the periods
presented.

4 Except for Covered bonds (
100 % secured), Debt issued through the Swiss central mortgage institutions ( 100 % secured) and Other long-term debt ( 93 % secured), 100 % of the balance was unsecured as of 30 June 2025.